Right-of-use asset and lease liability: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use asset
Balance at the beginning	$ 501
Depreciation	193	$ 179
Balance at the end	853	501
Cost
Right-of-use asset
Balance at the beginning	802	326
Additions to right of use assets	545	535
Derecognition due to lease modification		59
Balance at the end	1,347	802
Provision
Right-of-use asset
Balance at the beginning	(301)	(122)
Depreciation	(193)	179
Balance at the end	$ (494)	$ (301)